Long-term investments	12 Months Ended
Dec. 31, 2025
Long-term investments.
Long-term investments

6. Long-term investments

The Group’s long-term investments consist of equity investments, held-to-maturity investments and other long-term investments.

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
Equity investments – equity method	56,319	52,602	7,522
Equity investments – without readily determinable fair values	132,348	103,401	14,786
Equity investments – securities with readily determinable fair values (Note 22(a))	2,074	3,105	444
Held-to-maturity investments	343,300	67,904	9,710
Total	534,041	227,012	32,462

Equity investments - equity method

In December 2016, Nanjing Zhongshan Financial Leasing Co., Ltd. (“Zhongshan”) was established and the Group invested RMB42,500 for 25% of equity interest in Zhongshan. This investment was accounted for as an equity-method investment because the Group has significant influence over the operating and financial policies of Zhongshan as the Group has one of the five board seats of Zhongshan. As of December 31, 2024 and 2025, the carrying value of its equity investment was RMB46,937 and RMB42,500, respectively.

As disclosed in Note 4, during the year ended December 31, 2022, the Group disposed the controlling interests in certain subsidiaries and only retained non-controlling interests in the former subsidiaries after the disposals, and recognized an investment of RMB9,655 at fair value. Since the Group is still entitled to appoint one board seat to each of former subsidiaries, the Group is considered to be able to exert significant influence over their operating and financial policies so the retained noncontrolling investments are measured under equity method. As of December 31, 2024 and 2025, the carrying value of these equity investments was RMB7,001 and RMB7,660, respectively.

In June 2023, Guangxi Yijianyou Tourism Operation Co., Ltd. (“Yijianyou”) was established and the Group invested RMB1,050 for 35% of equity interest in Yijianyou. This investment was accounted for as an equity-method investment because the Group has significant influence over the operating and financial policies of Yijianyou as the Group has one of the three board seats of Yijianyou. As of December 31, 2024 and 2025, the carrying value of its equity investment was RMB2,381 and RMB2,423, respectively.

During the year ended December 31, 2023, the Group recognized RMB580 of shares of loss of equity investees and during the years ended December 31, 2024 and 2025, the Group recognized RMB1,486 and RMB579 of shares of income of equity investees, respectively, from all of its equity method investments. As of December 31, 2024 and 2025, none of the Group’s equity method investment, neither individually nor in aggregate, was considered as significant under Reg S-X Rules.

Equity investments – without readily determinable fair values

	As of December 31,
	2024	2025
	RMB	RMB	US$(Note 2(d))
Equity investments without readily determinable fair values:
Initial cost	174,560	159,208	22,766
Net cumulative fair value adjustments	47,082	47,082	6,733
Impairment	(89,294)	(102,889)	(14,713)
Carrying Value	132,348	103,401	14,786

Before 2020, the Group made several equity investments in private companies, over which the Group has neither significant influence over operating and financial policies nor control through its investments. The Group is also not entitled to redemption rights to request investees to early redeem its equity interests at the Group’s sole discretion. The Group elected a measurement alternative to account for these equity investments.

6. Long-term investments - continued

Equity investments included investments in HNA Trust with the carrying value of RMB12,895 and RMB12,543 as of December 31, 2024 and 2025, respectively. As disclosed in Note 22(a), in May 2022, the Group received and registered 632,992,650 trust units, representing 0.09% of total unit interests, as the settlement of the remaining HNA debts. Upon the receipts of trust units with the legal title by the Group, the Group recognized an initial investment with the amount of RMB13,318. As an ordinary unit holder, the Group is entitled to receive distribution of trust income based on the income distribution plan of HNA trust. The Group has no redemption rights to request HNA Trust to early redeem its trusts units at the Group’s sole discretion and HNA trust is a privately owned and the trust units are not traded publicly. As a result, the Group accounted for such investment in trust units as equity investment without readily determinable fair values and elected to apply the measurement alternatives for this investment. During the years ended December 31, 2023, 2024 and 2025, the Group received cash of RMB212, RMB211 and RMB352 from HNA Trust, respectively, with the equivalent trust units deregistered according to the trust agreement and the corresponding investment was derecoginsed accordingly.

No remeasurement was made for the years ended December 31, 2023, 2024 and 2025 as no observable transactions for these equity investees were noticed, other than impairment disclosed below.

During the year ended December 31, 2023, 2024 and 2025, the Group recognized impairment losses of RMB22,240, RMB17,553 and RMB13,595 on certain equity investments based on the Group’s assessment of current economic and market conditions with the considerations of the operating performance of the investees, respectively. The key parameters used in the assessment of certain investment are trailing P/S and discount for lack of marketability. The impairment was recorded in interest and investment income, net.

Held-to-maturity investments

The Group made investments in time deposits that the Group has intention and ability to hold until maturity. The Group classified these investments as held-to-maturity investments. As of December 31, 2024 and 2025, the carrying value of these investments amounted to RMB343,300 and RMB67,904, respectively.